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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2003.
                                               ------------------

Check here if Amendment: | |; Amendment Number:
                                               ----

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Raiff Partners, Inc.
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Address: 152 West 57th Street
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         New York, NY 10019
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Form 13F File Number: 28-5866
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The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sheldon Brody
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Title:  Chief Financial Officer
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Phone:  212-247-6509
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Signature, Place, and Date of Signing:

 /s/ Sheldon Brody               New York, NY                 May 13, 2003
---------------------        --------------------           -----------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION  REPORT

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name


-------------------------------    ------------------------------------
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:


Number of Other Included Managers:      3
                                        --------------

Form 13F Information Table Entry Total: 29
                                        --------------

Form 13F Information Table Value Total: $165,816 (thousands)
                                        --------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number         Name

01         28-5534                      Centurion Advisors, L.P.
02         28-5414                      Centurion Investment Group, L.P.
03         28-7106                      Centurion Investors, LLC


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                           FORM 13F INFORMATION TABLE

 FORM 13F         NAME OF REPORTING MANAGER: RAIFF PARTNERS, INC.
 3/31/2003


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           Item 1           Item 2    Item 3       Item 4       Item 5              Item 6             Item 7       Item 8

        Name of Issuer      Title     Cusip      Fair Market  Shares or        Investment Discretion            Voting Authority
                           of Class   Number        Value     Principal
                                                               Amount                      Shared
                                                                             Sole  Shared  Other      Managers Sole  Shared  None
                                                                             (A)     (B)    (C)                 (A)   (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY MORTGAGE               CS     035710409     1,484,950      85,000             x                  1,2,3    x
BIOVAIL CORP                  CS     09067J1090    7,375,950     185,000             x                  1,2,3    x
BURLINGTON NRTHN SFE          CS     12189T104     6,225,000     250,000             x                  1,2,3    x
CABLEVISION SYS               CS     12686C109    13,482,900     710,000             x                  1,2,3    x
CEDAR FAIR LP                 CS     150185106     2,567,244     104,700             x                  1,2,3    x
CIRCUIT CITY GROUP            CS     172737108     1,040,000     200,000             x                  1,2,3    x
CITIGROUP INC COM STK         CS     172967101     6,201,000     180,000             x                  1,2,3    x
CONTINENTAL AIRLINES          CS     210795308       768,000     150,000             x                  1,2,3    x
D R HORTON INC                CS     23331A1090    1,920,000     100,000             x                  1,2,3    x
FIRST REP BK SAN              CS     336158100     6,620,400     306,500             x                  1,2,3    x
FLEETBOSTON FIN'L             CS     339030108     4,776,000     200,000             x                  1,2,3    x
HCA                           CS     404119109     9,099,200     220,000             x                  1,2,3    x
HOUSEHOLD INTERNATIONAL
 10% 6/30/03 PFD              PFD    44180s207       110,800       4,000             x                  1,2,3    x
HSBC HOLDINGS                 CS     404280406     2,734,920      53,500             x                  1,2,3    x
KELLWOOD CO COM               CS     488044108     1,881,100      65,000             x                  1,2,3    x
LIBERTY MEDIA CORP            CS     530718105    11,676,000   1,200,000             x                  1,2,3    x
LIMITED BRANDS INC            CS     532716107     6,435,000     500,000             x                  1,2,3    x
NATIONAL CITY CORP            CS     635405103     9,469,000     340,000             x                  1,2,3    x
NORTHROP GRUMMAN              CS     666807102    13,788,060     160,700             x                  1,2,3    x
ORBITAL SCIENCES              CS     685564106     2,404,050     465,000             x                  1,2,3    x
PFIZER                        CS     717081103    12,464,000     400,000             x                  1,2,3    x
PNC FINANCIAL                 CS     693475105     1,907,100      45,000             x                  1,2,3    x
POLO RALPH LAUREN CORP        CS     7315721030    2,404,500     105,000             x                  1,2,3    x
TOMMY HILFIGER CORP           CS     G8915Z102     1,192,950     165,000             x                  1,2,3    x
UNION PACIFIC                 CS     907818108     5,500,000     100,000             x                  1,2,3    x
UNIVERSAL HEALTH              CS     913903100    16,715,700     410,000             x                  1,2,3    x
UNIVERSAL HEALTH REALTY       CS     91359e105     7,319,340     282,600             x                  1,2,3    x
WESTERN RESOURCE
 7.875% SER A                 PFD    959423203       101,760       4,800             x                  1,2,3    x
YUM BRANDS INC                CS     988498101     8,150,550     335,000             x                  1,2,3    x


TOTAL PORTFOLIO                                  165,815,474
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